Form N-1A Cover	Jul. 11, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 11, 2025
Prospectus Date	Jul. 13, 2025